ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation Based on Estimated Fair Value

The Fronteer purchase price allocation was based on the estimated fair value of assets acquired and liabilities assumed as follows:

Assets:
Cash	$2
Property, plant and mine development, net	3,226
Investments	281
Other assets	7

$3,516

Liabilities:
Deferred income tax liability	$1,241
Other liabilities	16

1,257

Net assets acquired	$2,259